RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																																							12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 2005 initiatives and prior	Dec. 31, 2010 2006 initiatives	Dec. 31, 2011 2006 initiatives and prior	Dec. 31, 2011 2008 initiatives	Dec. 31, 2010 2008 initiatives	Dec. 31, 2012 2007 initiatives and prior	Dec. 31, 2012 2009 initiatives	Dec. 31, 2011 2009 initiatives	Dec. 31, 2010 2009 initiatives	Dec. 31, 2012 2010 initiatives	Dec. 31, 2011 2010 initiatives	Dec. 31, 2010 2010 initiatives	Dec. 31, 2012 2011 initiatives	Dec. 31, 2011 2011 initiatives	Dec. 31, 2012 2012 initiatives	Dec. 31, 2012 Workforce reductions item	Dec. 31, 2011 Workforce reductions	Dec. 31, 2010 Workforce reductions	Dec. 31, 2010 Workforce reductions 2005 initiatives and prior	Dec. 31, 2010 Workforce reductions 2006 initiatives	Dec. 31, 2011 Workforce reductions 2006 initiatives and prior	Dec. 31, 2011 Workforce reductions 2008 initiatives	Dec. 31, 2010 Workforce reductions 2008 initiatives	Dec. 31, 2012 Workforce reductions 2007 initiatives and prior	Dec. 31, 2012 Workforce reductions 2009 initiatives	Dec. 31, 2011 Workforce reductions 2009 initiatives	Dec. 31, 2010 Workforce reductions 2009 initiatives	Dec. 31, 2012 Workforce reductions 2010 initiatives	Dec. 31, 2011 Workforce reductions 2010 initiatives	Dec. 31, 2010 Workforce reductions 2010 initiatives	Dec. 31, 2012 Workforce reductions 2011 initiatives	Dec. 31, 2011 Workforce reductions 2011 initiatives	Dec. 31, 2012 Workforce reductions 2012 initiatives	Dec. 31, 2012 Demolition and decommissioning	Dec. 31, 2010 Demolition and decommissioning	Dec. 31, 2009 Demolition and decommissioning	Dec. 31, 2010 Demolition and decommissioning 2005 initiatives and prior	Dec. 31, 2011 Demolition and decommissioning 2010 initiatives	Dec. 31, 2012 Demolition and decommissioning 2011 initiatives	Dec. 31, 2010 Non-cancelable lease costs	Dec. 31, 2012 Non-cancelable lease costs	Dec. 31, 2011 Non-cancelable lease costs	Dec. 31, 2011 Non-cancelable lease costs 2006 initiatives and prior	Dec. 31, 2012 Non-cancelable lease costs 2010 initiatives	Dec. 31, 2011 Non-cancelable lease costs 2010 initiatives	Dec. 31, 2012 Non-cancelable lease costs 2011 initiatives	Dec. 31, 2011 Non-cancelable lease costs 2011 initiatives	Dec. 31, 2012 Other restructuring costs	Dec. 31, 2011 Other restructuring costs	Dec. 31, 2010 Other restructuring costs	Dec. 31, 2011 Other restructuring costs 2006 initiatives and prior	Dec. 31, 2012 Other restructuring costs 2007 initiatives and prior	Dec. 31, 2012 Other restructuring costs 2009 initiatives	Dec. 31, 2011 Other restructuring costs 2009 initiatives	Dec. 31, 2010 Other restructuring costs 2009 initiatives	Dec. 31, 2011 Other restructuring costs 2010 initiatives	Dec. 31, 2010 Other restructuring costs 2010 initiatives	Dec. 31, 2012 Other restructuring costs 2011 initiatives	Dec. 31, 2011 Other restructuring costs 2011 initiatives	Dec. 31, 2012 Other restructuring costs 2012 initiatives
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	$ 92	$ 49	$ 75																$ 73	$ 36	$ 60																	$ 1	$ 2				$ 2	$ 9	$ 11						$ 8	$ 11	$ 11
Restructuring charges				1		1		1	2	5	7	9	2	15	23	15	89	69				1		1		1	2	1	1	4	2	2	22	4	87	64					2	5						10		1						4	6	5	1	1	6	1	5
Reversal of reserves no longer required	(16)	(5)	(7)																(15)	(5)	(6)																						(1)								(1)
Restructuring payments				(2)	(3)	(3)	(2)	(7)	(3)	(6)	(12)	(16)	(4)	(21)	(3)	(37)	(14)	(18)				(1)	(3)	(1)	(2)	(7)	(2)	(1)	(6)	(11)	(3)	(17)	(1)	(25)	(13)	(12)				(1)	(3)	(6)				(1)	(1)		(1)					(1)	(1)	(5)	(6)	(5)	(1)	(2)	(5)	(1)	(6)
Net activity of discontinued operations		(2)	(26)																		(26)																															(2)
Foreign currency effect on liability balance	4	(10)	4																2	(10)	3																1														1		1
Accrued liabilities at the end of the period	$ 105	$ 92	$ 49																$ 90	$ 73	$ 36																	$ 1	$ 2				$ 1	$ 9	$ 11						$ 6	$ 8	$ 11
Number of positions terminated																			831
Number of positions not terminated																			786